Restricted Assets - Summary of Restricted Assets (Detail) - ARS ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure of restricted assets [line items]
Restricted assets		$ 167,585,533	$ 127,360,727
Financial assets delivered as guarantee		132,891,084	95,353,885
Cash and Deposits [Member]
Disclosure of restricted assets [line items]
Restricted assets		1,051	181
Cash and Deposits [Member] | Fondo De Riesgo Fintech Sgr Risk Funds [Member]
Disclosure of restricted assets [line items]
Restricted assets	[1]	1,051	181
Debt securities at fair value through profit or loss and other debt securities [member]
Disclosure of restricted assets [line items]
Restricted assets		16,486,615	15,927,641
Debt securities at fair value through profit or loss and other debt securities [member] | Fondo De Riesgo Fintech Sgr Risk Funds [Member]
Disclosure of restricted assets [line items]
Restricted assets	[1]	13,198,194	14,764,011
Debt securities at fair value through profit or loss and other debt securities [member] | Discount bonds one [member]
Disclosure of restricted assets [line items]
Restricted assets		948,601
Debt securities at fair value through profit or loss and other debt securities [member] | Discount bonds two [member]
Disclosure of restricted assets [line items]
Restricted assets		273,824	289,160
Debt securities at fair value through profit or loss and other debt securities [member] | Discount bonds three [member]
Disclosure of restricted assets [line items]
Restricted assets		142,642	259,462
Debt securities at fair value through profit or loss and other debt securities [member] | Discount bonds four [member]
Disclosure of restricted assets [line items]
Restricted assets		15,046	104,888
Debt securities at fair value through profit or loss and other debt securities [member] | Argentine Government Discount Bonds In Dual Currency Maturity Twenty Eight February Two Thousand Twenty Four [Member]
Disclosure of restricted assets [line items]
Restricted assets		1,270,908	46,372
Debt securities at fair value through profit or loss and other debt securities [member] | Argentine Government Treasury Bonds In Pesos Adjusted By Cer 2 Maturity Eleventh September Two Thousand And Twenty Three [Member]
Disclosure of restricted assets [line items]
Restricted assets		236,952
Debt securities at fair value through profit or loss and other debt securities [member] | Argentine Government Treasury Bills In Pesos Adjusted By Cer Maturity Seventeenth February Two Thousand And Twenty Three [Member]
Disclosure of restricted assets [line items]
Restricted assets			463,748
Debt securities at fair value through profit or loss and other debt securities [member] | Other [Member]
Disclosure of restricted assets [line items]
Restricted assets		400,448
Other Financial Assets One [member]
Disclosure of restricted assets [line items]
Restricted assets		10,565,339	8,374,143
Other Financial Assets One [member] | Fondo De Riesgo Fintech Sgr Risk Funds [Member]
Disclosure of restricted assets [line items]
Restricted assets	[1]	1,768,691	375,252
Other Financial Assets One [member] | Financial instruments for minimum statutory guarantee account [Member]
Disclosure of restricted assets [line items]
Restricted assets		338,679	452,946
Other Financial Assets One [member] | Sundry debtors one [member]
Disclosure of restricted assets [line items]
Restricted assets		285,858	27,363
Other Financial Assets One [member] | Sundry debtors two [member]
Disclosure of restricted assets [line items]
Restricted assets		827	2,575
Other Financial Assets One [member] | Interests derived from contributions made as contributing partner [member]
Disclosure of restricted assets [line items]
Restricted assets	[2]	8,171,284	7,516,007
Loans and other financing [member]
Disclosure of restricted assets [line items]
Restricted assets		190,204	15,882
Loans and other financing [member] | Fondo De Riesgo Fintech Sgr Risk Funds [Member]
Disclosure of restricted assets [line items]
Restricted assets	[1]	190,204	15,882
Guarantee one [member]
Disclosure of restricted assets [line items]
Financial assets delivered as guarantee		68,117,546	77,305,537
Guarantee two [member]
Disclosure of restricted assets [line items]
Financial assets delivered as guarantee		30,446,725
Guarantee three [member]
Disclosure of restricted assets [line items]
Financial assets delivered as guarantee		8,498,400	12,591,964
Guarantee four [member]
Disclosure of restricted assets [line items]
Financial assets delivered as guarantee		25,828,413	5,456,384
Other non-financial assets [member]
Disclosure of restricted assets [line items]
Restricted assets		7,451,240	7,688,995
Other non-financial assets [member] | Real property [member]
Disclosure of restricted assets [line items]
Restricted assets		7,440,213	7,648,643
Other non-financial assets [member] | Fondo Diego Fintech SGR Other Non Financial Assets [Member]
Disclosure of restricted assets [line items]
Restricted assets	[1]	$ 11,027	$ 40,352

[1]	According to Law 24467, as amended, and Fintech SGR By-Law, this entity has a risk fund (“Fondo de Riesgo”) which its main objective is to cover the guarantees granted to the protector partners and third parties. The assets of the risk fund could only be applied to partners’ withdrawals, to cover guarantees and other direct expenses.
[2]	As of December 31, 2023 it is related to the risk fund Fintech SGR, Alianza SGR and Innova SGR. As of December 31, 2022 it is related to the risk fund Fintech SGR and Garantizar SGR. In order to keep tax benefits related to these contributions, they must be maintained between two and three years from the date they were made.